Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible notes, debt discount		$ 0	$ 18,357
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	80,476,508	79,620,730	77,756,057
Common stock, shares outstanding	80,476,508	79,620,730	77,756,057
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	8,250	8,250	0
Preferred stock, shares outstanding	8,250	8,250	0
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	11,000,000	10,500,000	10,000,000
Preferred stock, shares outstanding	11,000,000	10,500,000	10,000,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued	150,426	120,330	60,250
Preferred stock, shares outstanding	150,426	120,330	60,250